INCOME TAXES - Major components (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current income tax:
Current taxes	$ 6,069	$ 7,902
Current taxes referring to previous periods	(1,526)	(973)
Withholding taxes and other	528	702
Total current income tax	5,071	7,631
Deferred income tax:
Origination and reversal of temporary differences	41,140	56,423
Impact of changes in tax rates	(1,678)	(4,637)
- Current tax expense	(12)	(6,408)
- Deferred tax expense	(285)	(200)
Withholding taxes on profits of subsidiaries	(388)	85
Other	(1,181)	(243)
Total deferred income tax	37,596	45,020
Total income tax expense	$ 42,667	52,651
Schleiz, Germany
Current income tax:
Total current income tax		$ 200